INCOME TAXES (Details 2) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD	Dec. 31, 2012 CAD	Dec. 31, 2014 Canada federal and provincial CAD	Dec. 31, 2013 Canada federal and provincial CAD	Dec. 31, 2014 U.S. federal USD ($)	Dec. 31, 2013 U.S. federal USD ($)
Net operating loss carryforwards
Unused net operating loss carryforwards				1,131	1,026	$ 2,267	$ 1,432
Deferred income tax liabilities on the unremitted earnings of foreign investments	236	182
Income tax payments, net of refunds	109	202	(190)